GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012, by operating segment, were as follows (in thousands):

	Vivint	2GIG	Consolidated
Balance as of January 1, 2012	$—	$—	$—
Goodwill resulting from the Merger	832,579	43,792	876,371
Effect of foreign currency translation	271	—	271

Balance as of December 31, 2012	832,850	43,792	876,642

Goodwill resulting from Smartrove acquisition	1,765	—	1,765
Goodwill resulting from net worth adjustments	2,079	—	2,079
Goodwill resulting from income tax adjustments	1,852	—	1,852
Effect of foreign currency translation	(2,228)	—	(2,228)
Divestiture of 2GIG	—	(43,792)	(43,792)

Balance as of December 31, 2013	$836,318	$—	$836,318

Schedule of Intangible Asset Balances

The following table presents intangible asset balances (in thousands):

	September 30, 2014	December 31, 2013	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$982,045	$984,403	10 years
2.0 technology	17,000	17,000	8 years
Acquired technologies	11,140	4,040	3 - 6 years
Patents	6,207	—	5 years
Skypanel technology	3,813	3,814	3 years
Non-compete agreements	2,000	—	2 - 3 years
Other intellectual property	650	650	2 years
CMS technology	337	2,300	1 year

	1,023,192	1,012,207
Accumulated amortization	(283,219)	(171,493)

Definite-lived intangible assets, net	739,973	840,714

Indefinite-lived intangible assets:
IP addresses	214	—
Domain names	59	—

Total Indefinite-lived intangible assets	273	—

Total intangible assets, net	$740,246	$840,714

The following table presents intangible asset balances as of December 31, 2013 and 2012 (in thousands):

	December 31,		Estimated Useful Lives
	2013	2012
Customer contracts	$984,403	$990,777	10 years
2GIG 2.0 technology	17,000	17,000	8 years
CMS and other technology	6,114	2,300	5 years
Smartrove technology	4,040	—	3 years
Other technology	650	—	2 years
2GIG customer relationships	—	45,000	10 years
2GIG 1.0 technology	—	8,000	6 years

	1,012,207	1,063,077
Accumulated amortization	(171,493)	(10,058)

Net ending balance	$840,714	$1,053,019

Schedule of Estimated Future Amortization Expense of Intangible Assets

Estimated future amortization expense of intangible assets, excluding patents currently in process, is as follows as of September 30, 2014 (in thousands):

2014—remaining period	$38,010
2015	136,093
2016	118,480
2017	102,113
2018	90,342
Thereafter	254,767
Future amortization associated with patents currently in process	168

Total estimated amortization expense	$739,973

Estimated future amortization expense of intangible assets is as follows (in thousands):

2014	$150,352
2015	133,900
2016	115,781
2017	99,704
2018	87,627
Thereafter	253,350

Total estimated amortization expense	$840,714